Document and Entity Information	3 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	Bunker Hill Mining Corp.
Entity Central Index Key	0001407583
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false